Quarterly Holdings Report
for
Fidelity Managed Retirement 2030 Fund℠
October 31, 2023
R97-NPRT1-1223
1.9895838.104
Domestic Equity Funds - 22.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	133,507	1,766,295
Fidelity Series Commodity Strategy Fund (a)	2,639	262,576
Fidelity Series Large Cap Growth Index Fund (a)	67,401	1,120,880
Fidelity Series Large Cap Stock Fund (a)	66,864	1,184,168
Fidelity Series Large Cap Value Index Fund (a)	157,087	2,123,817
Fidelity Series Small Cap Core Fund (a)	556	5,198
Fidelity Series Small Cap Opportunities Fund (a)	46,694	541,646
Fidelity Series Value Discovery Fund (a)	54,731	782,658
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,590,699)		7,787,238

International Equity Funds - 22.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	37,353	491,941
Fidelity Series Emerging Markets Fund (a)	71,049	548,497
Fidelity Series Emerging Markets Opportunities Fund (a)	138,599	2,195,401
Fidelity Series International Growth Fund (a)	84,477	1,250,266
Fidelity Series International Index Fund (a)	44,376	469,497
Fidelity Series International Small Cap Fund (a)	35,983	522,479
Fidelity Series International Value Fund (a)	117,038	1,245,288
Fidelity Series Overseas Fund (a)	110,465	1,250,462
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,847,159)		7,973,831

Bond Funds - 52.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	133,798	1,272,423
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	371,716	2,713,525
Fidelity Series Corporate Bond Fund (a)	254,967	2,162,122
Fidelity Series Emerging Markets Debt Fund (a)	25,670	180,971
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,677	60,363
Fidelity Series Floating Rate High Income Fund (a)	3,919	35,075
Fidelity Series Government Bond Index Fund (a)	371,098	3,232,268
Fidelity Series High Income Fund (a)	23,995	189,559
Fidelity Series International Credit Fund (a)	615	4,630
Fidelity Series International Developed Markets Bond Index Fund (a)	167,225	1,394,660
Fidelity Series Investment Grade Bond Fund (a)	346,809	3,242,658
Fidelity Series Investment Grade Securitized Fund (a)	262,875	2,171,350
Fidelity Series Long-Term Treasury Bond Index Fund (a)	344,619	1,719,647
Fidelity Series Real Estate Income Fund (a)	4,314	39,043
TOTAL BOND FUNDS (Cost $22,340,999)		18,418,294

Short-Term Funds - 2.1%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(b)	147,446	147,446
Fidelity Series Short-Term Credit Fund (a)	15,246	146,819
Fidelity Series Treasury Bill Index Fund (a)	44,473	441,613
TOTAL SHORT-TERM FUNDS (Cost $742,731)		735,878

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $39,521,588)	34,915,241
NET OTHER ASSETS (LIABILITIES) - 0.0%	(799)
NET ASSETS - 100.0%	34,914,442

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,374,036	54,513	160,210	2	(4,445)	8,529	1,272,423
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,067,951	119,491	257,631	2,478	(33,651)	(182,635)	2,713,525
Fidelity Series Blue Chip Growth Fund	1,903,833	198,095	149,753	5,610	(25,530)	(160,350)	1,766,295
Fidelity Series Canada Fund	552,234	36,399	41,868	-	61	(54,885)	491,941
Fidelity Series Commodity Strategy Fund	295,326	17,367	40,578	6,141	(1,618)	(7,921)	262,576
Fidelity Series Corporate Bond Fund	2,375,000	155,632	221,675	24,073	(12,409)	(134,426)	2,162,122
Fidelity Series Emerging Markets Debt Fund	202,617	10,961	20,183	3,021	(3,099)	(9,325)	180,971
Fidelity Series Emerging Markets Debt Local Currency Fund	68,607	2,899	6,915	-	(248)	(3,980)	60,363
Fidelity Series Emerging Markets Fund	615,335	87,358	80,898	-	(11,775)	(61,523)	548,497
Fidelity Series Emerging Markets Opportunities Fund	2,454,749	363,918	317,927	-	(81,822)	(223,517)	2,195,401
Fidelity Series Floating Rate High Income Fund	39,199	2,365	6,314	869	58	(233)	35,075
Fidelity Series Government Bond Index Fund	3,453,454	232,295	305,742	24,256	(20,770)	(126,969)	3,232,268
Fidelity Series Government Money Market Fund 5.41%	335,223	12,434	200,211	3,605	-	-	147,446
Fidelity Series High Income Fund	210,936	11,151	23,678	3,067	(1,526)	(7,324)	189,559
Fidelity Series International Credit Fund	4,688	45	-	45	-	(103)	4,630
Fidelity Series International Developed Markets Bond Index Fund	1,547,881	70,182	192,472	3,346	(10,050)	(20,881)	1,394,660
Fidelity Series International Growth Fund	1,393,727	119,026	114,357	-	(11,801)	(136,329)	1,250,266
Fidelity Series International Index Fund	526,663	34,076	38,537	-	(1,877)	(50,828)	469,497
Fidelity Series International Small Cap Fund	433,046	174,664	32,609	-	(8,931)	(43,691)	522,479
Fidelity Series International Value Fund	1,403,017	86,817	149,505	-	1,555	(96,596)	1,245,288
Fidelity Series Investment Grade Bond Fund	3,528,751	232,957	323,339	34,660	(25,114)	(170,597)	3,242,658
Fidelity Series Investment Grade Securitized Fund	2,395,457	153,601	221,707	22,398	(16,395)	(139,606)	2,171,350
Fidelity Series Large Cap Growth Index Fund	1,202,514	110,104	101,658	-	6,405	(96,485)	1,120,880
Fidelity Series Large Cap Stock Fund	1,333,523	93,926	107,377	29,108	6,508	(142,412)	1,184,168
Fidelity Series Large Cap Value Index Fund	2,478,236	158,063	281,000	-	1,339	(232,821)	2,123,817
Fidelity Series Long-Term Treasury Bond Index Fund	1,821,345	308,945	131,735	14,719	(12,618)	(266,290)	1,719,647
Fidelity Series Overseas Fund	1,395,261	114,246	110,370	-	(2,757)	(145,918)	1,250,462
Fidelity Series Real Estate Income Fund	54,571	2,928	15,488	864	(1,365)	(1,603)	39,043
Fidelity Series Short-Term Credit Fund	169,992	10,061	32,927	1,162	(1,512)	1,205	146,819
Fidelity Series Small Cap Core Fund	7,877	38	1,792	-	102	(1,027)	5,198
Fidelity Series Small Cap Opportunities Fund	609,424	60,004	46,020	2,645	(7,283)	(74,479)	541,646
Fidelity Series Treasury Bill Index Fund	896,539	36,622	491,050	9,975	(1,084)	586	441,613
Fidelity Series Value Discovery Fund	913,972	41,797	114,401	-	(1,403)	(57,307)	782,658
	39,064,984	3,112,980	4,339,927	192,044	(283,055)	(2,639,741)	34,915,241

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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